Segment Information (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Information regarding business segments
Information regarding our business segments is as follows:

	For the years ended December 31,
(in thousands)	2019	2018	2017

Segment operating revenues:
Local Media	$1,022,805	$917,480	$778,376
National Media	323,674	235,107	61,942
Other	4,920	4,775	5,455
Total operating revenues	$1,351,399	$1,157,362	$845,773
Segment profit (loss):
Local Media	$217,885	$251,119	$156,890
National Media	43,166	29,168	(6,656)
Other	(3,957)	(3,680)	(2,361)
Shared services and corporate	(57,409)	(53,123)	(50,506)
Acquisition and related integration costs	(26,304)	(4,124)	—
Restructuring costs	(3,370)	(8,911)	(4,422)
Depreciation and amortization of intangible assets	(84,344)	(60,711)	(52,906)
Impairment of goodwill and intangible assets	—	—	(35,732)
Gains (losses), net on disposal of property and equipment	1,692	(1,255)	(169)
Interest expense	(80,596)	(36,184)	(26,552)
Defined benefit pension plan expense	(6,953)	(19,752)	(14,112)
Miscellaneous, net	1,194	123	7,436
Income (loss) from continuing operations before income taxes	$1,004	$92,670	$(29,090)
Depreciation:
Local Media	$34,086	$30,467	$31,870
National Media	4,302	2,336	88
Other	148	150	208
Shared services and corporate	1,462	1,432	1,883
Total depreciation	$39,998	$34,385	$34,049
Amortization of intangible assets:
Local Media	$26,283	$14,821	$15,084
National Media	16,710	10,152	2,419
Shared services and corporate	1,353	1,353	1,354
Total amortization of intangible assets	$44,346	$26,326	$18,857
The following table presents additions to property and equipment by segment:

	For the years ended December 31,
(in thousands)	2019	2018	2017

Additions to property and equipment:
Local Media	$46,855	$37,773	$16,946
National Media	11,963	9,004	289
Other	529	—	—
Shared services and corporate	1,878	723	367
Total additions to property and equipment	$61,225	$47,500	$17,602

Total assets by segment for the years ended December 31 were as follows:

	As of December 31,
(in thousands)	2019	2018	2017

Assets:
Local Media	$2,694,667	$1,261,526	$1,273,735
National Media	680,764	655,718	459,694
Other	3,503	865	2,128
Shared services and corporate	81,657	129,969	189,433
Total assets of continuing operations	3,460,591	2,048,078	1,924,990
Discontinued operations	101,266	82,269	204,789
Total assets	$3,561,857	$2,130,347	$2,129,779

Disaggregation of revenue
A disaggregation of the principal activities from which we generate revenue is as follows:

	For the years ended December 31,
(in thousands)	2019	2018	2017

Operating revenues:
Core advertising	$861,386	$686,229	$548,457
Political	23,263	139,600	8,651
Retransmission and carriage	390,043	304,402	259,712
Other	76,707	27,131	28,953
Total operating revenues	$1,351,399	$1,157,362	$845,773